Reverse Recapitalization (Details Narrative)	Sep. 11, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Sep. 11, 2023 $ / shares shares	Jun. 30, 2023 shares	[1]	Dec. 31, 2022 shares	[1]
Share issued and outstanding		676,533,464
Warrants outstanding | ¥		¥ 2,922,000	¥ 6,269,000
Preferred shares outstanding		455,818,627			35,190,468,000		35,190,468,000
Convertible preferred shares		253,181,563
Ordinary shares issued and outstanding		253,181,563
Warrants outstanding		865,227
Payments of financing costs | ¥	¥ 5,000,000.0
Warrant [Member]
Preferred share converted into warrants		63,552
Common Class A [Member]
Share issued		375,193
Share issued and outstanding		4,716,245
Warrants outstanding | ¥		¥ 13,663,325
Common Class A [Member] | Mr Lei Zhang [Member]
Share issued		49,692,232
Common Class A [Member] | Prime Impact Cayman LLC [Member]
Share issued				634,228
Common Class A [Member] | World Dynamic Limited [Member]
Share issued				1,300,000
Common Class A [Member] | Goldrock Holdings Limited [Member]
Share issued				500,000
Sale of stock, price per share | $ / shares				$ 10.00
Common Class B [Member]
Share outstanding		4,341,052
Common Class B [Member] | Mr Lei Zhang [Member]
Share issued		18,596,504
Common Stock [Member]
Share issued		479,099,566

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).